DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Realized gains (losses):		$ (8,196)	$ 28,721
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue, Other income, net	Cost of Revenue	Cost of Revenue
Net unrealized movements in Accumulated Other Comprehensive Loss	$ (2,277)	$ (16,014)	$ 31,786
Unrealized gains (losses):			(2,848)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net unrealized movements in Accumulated Other Comprehensive Loss	(2,855)	(21,141)	42,622
Cost of Sales
Derivative [Line Items]
Total derivative net realized (losses) gains	3,675
Unrealized gains (losses):	1,874	2,435
Other income, net
Derivative [Line Items]
Total derivative net realized (losses) gains	(116)	639	469
Unrealized gains (losses):	(1,471)	(843)
Foreign currency forward contracts: | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains (losses):	3,193
Foreign currency forward contracts: | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains (losses):	(642)
Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Realized gains (losses):	1,124
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net unrealized movements in Accumulated Other Comprehensive Loss	10,004	790	(6,380)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net unrealized movements in Accumulated Other Comprehensive Loss	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net unrealized movements in Accumulated Other Comprehensive Loss	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains (losses):		(8,461)	22,546
Unrealized gains (losses):	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains (losses):		1,285	3,341
Unrealized gains (losses):	177	(440)	589
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized gains (losses):		0
Unrealized gains (losses):	1,704	0	0
Foreign currency forward contracts: | Other income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains (losses):		0	0
Unrealized gains (losses):	0	0	0
Foreign currency forward contracts: | Other income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains (losses):		0	0
Unrealized gains (losses):	0	0	0
Foreign currency forward contracts: | Other income, net | Fair value hedges
Derivative [Line Items]
Realized gains (losses):		639
Unrealized gains (losses):	(1,471)	(843)	469
Commodity Contract [Member]
Derivative [Line Items]
Realized gains (losses):	0
Commodity Contract [Member] | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net unrealized movements in Accumulated Other Comprehensive Loss	0	0	0
Commodity Contract [Member] | Cost of Sales
Derivative [Line Items]
Realized gains (losses):		(1,020)	2,834
Unrealized gains (losses):	(7)	2,875	(3,437)
Commodity Contract [Member] | Other income, net
Derivative [Line Items]
Realized gains (losses):		0	0
Unrealized gains (losses):	0	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net unrealized movements in Accumulated Other Comprehensive Loss	(12,859)	(21,931)	49,002
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized gains (losses):	0	0	0
Interest rate swap contracts: | Other income, net
Derivative [Line Items]
Unrealized gains (losses):	$ 0	$ 0	$ 0